LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Profit loss	$ 4,118,096	$ 14,799,264	$ 4,185,572	$ 5,384,270	$ 18,917,360	$ 9,569,843
Net cash used in operating activities					2,483,389	$ 12,565,057
Working capital	18,582,414				18,582,414
Accumulated deficit	64,662,001				64,662,001		$ 46,555,334
Cash	$ 48,573				$ 48,573